Taxes - Deferred tax related to OCI (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	$ 20,227	$ 20,067	$ 14,691	$ 16,010
Accumulated other comprehensive income
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	3,332	3,323
Accumulated other comprehensive income | Valuation of the effective portion of derivative financial instrument
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	324	688
Accumulated other comprehensive income | Remeasurements of the net defined benefit liability
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	(221)	(251)
Accumulated other comprehensive income | Exchange differences on translation of foreign operations
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	1,828	3,778
Accumulated other comprehensive income | Gain on hedge of net investments in foreign operations
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	1,401	2,216
Accumulated other comprehensive income | Share of other comprehensive income of associated companies and joint ventures
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	$ 0	$ (3,108)